Revenue from contracts with customers (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Contract balances [Line Items]
Accounts Receivable, Net	SFr 687				SFr 865
Contract with Customer, Liability	54				55
Contract with Customer, Liability, Revenue Recognized	8	SFr 11	SFr 10	SFr 14
Bank
Contract balances [Line Items]
Accounts Receivable, Net	686				865
Contract with Customer, Liability	54				SFr 55
Contract with Customer, Liability, Revenue Recognized	SFr 8	SFr 11	SFr 10	SFr 14